Vessels, containers, handling equipment and other tangible assets - Assets held for sale (Details) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 item	Dec. 31, 2018 USD ($) item	Dec. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels designated as held for sale | item			3
Number of vessels sold | item		2
Number of vessels reclassified back as an operating asset | item	1
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Impairment on assets classified as held for sale | $			$ 38
Impairment recovery | $	$ 4
Containers
Disclosure of detailed information about property, plant and equipment [line items]
Net consideration on sale | $				$ 20